Employee Benefits (Details Narrative)	Dec. 31, 2025	Dec. 31, 2024
Country Of C L [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	5.93%	6.52%
Country Of A R [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	24.76%	35.79%